Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective tax rate	0.00%	28.90%
Southland Holdings [Member]
Effective tax rate		17.60%	20.90%	23.80%
Net operating loss carryforwards	$ 87,000	$ 82,100	$ 87,000
Reserves related to uncertain tax positions	2,700	4,100	2,700
Recorded for interest and penalties	$ 0	$ 500	$ 0